FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Valuation Techniques and Unobservable Inputs of Level 3 Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net income (loss)	Net income (loss)	Net income (loss)	Net income (loss)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other comprehensive income (loss)	Other comprehensive income (loss)		Other comprehensive income (loss)
Policyholders’ account balances – embedded derivative
Liabilities
Beginning balance	$ (904)	$ (872)
Funds withheld for reinsurance liabilities – embedded derivative, beginning balance			$ (784)	$ (726)
Acquisition from business combination	0
Derecognition	0
Fair value changes in net income	(287)	(38)	(51)	(50)
Fair value changes in other comprehensive income	0	0		0
Purchases	0	0	0	0
Sales	0	0	0	0
Settlements or maturities	(30)	0	0	0
Premiums less benefits	35	(6)	26	(8)
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	(1,196)	(904)
Funds withheld for reinsurance liabilities – embedded derivative, ending balance			(809)	(784)
Funds withheld for reinsurance liabilities – embedded derivative
Liabilities
Funds withheld for reinsurance liabilities – embedded derivative, beginning balance	1	0
Acquisition from business combination	0
Derecognition	0
Fair value changes in net income	(35)	1
Fair value changes in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Settlements or maturities	0	0
Premiums less benefits	0	0
Transfers into Level 3	0
Transfers out of Level 3	0
Funds withheld for reinsurance liabilities – embedded derivative, ending balance	(34)	1
Invested assets
Assets
Beginning balance	4,575	4,447	3,512	2,489
Acquisition from business combination	4,288
Derecognition	0
Fair value changes in net income	162	(5)	(293)	1
Fair value changes in other comprehensive income	19	8		77
Purchases	1,234	2,187	923	1,265
Sales	(1,260)	(2,056)	(33)	(320)
Settlements or maturities	(3)	(6)	0	0
Premiums less benefits	0	0	0	0
Transfers into Level 3	64
Transfers out of Level 3	(58)
Ending balance	9,021	4,575	4,109	3,512
Derivative assets
Assets
Beginning balance	257	227	167	121
Acquisition from business combination	0
Derecognition	0
Fair value changes in net income	24	57	47	25
Fair value changes in other comprehensive income	0	0		0
Purchases	39	35	30	30
Sales	0	0	0	0
Settlements or maturities	(66)	(62)	(29)	(9)
Premiums less benefits	0	0	0	0
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	254	257	215	167
Reinsurance funds withheld – embedded derivative
Assets
Beginning balance	89	(46)	99	154
Acquisition from business combination	0
Derecognition	(196)
Fair value changes in net income	141	135	27	(55)
Fair value changes in other comprehensive income	0	0		0
Purchases	0	0	0	0
Sales	0	0	0	0
Settlements or maturities	0	0	0	0
Premiums less benefits	0	0	0	0
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	$ 34	$ 89	$ 126	$ 99